Income Taxes - Summary of Income Tax Assets (Liabilities) (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Current income tax assets
Current	$ 24	$ 41
Non-current	64	67
Total income tax assets	106	118
Current income tax liabilities
Current	(16)	(25)
Deferred income tax liabilities	(2,205)	(2,463)
Total income tax liabilities	(2,264)	(2,531)
Receivables [member]
Current income tax assets
Current	24	41
Other assets [member]
Current income tax assets
Non-current	64	67
Deferred income tax assets	18	10
Payables and accrued charges [member]
Current income tax liabilities
Current	(16)	(25)
Other non-current liabilities and deferred credits [member]
Current income tax liabilities
Non-current	(43)	(43)
Deferred income tax liabilities [member]
Current income tax liabilities
Deferred income tax liabilities	$ (2,205)	$ (2,463)